Derivative Financial Instruments - Schedule of Fair Values of Derivatives (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Fair Values of Derivative Financial Instruments
Derivative assets	$ 998	$ 812
Derivative liabilities	678	132
Foreign currency forward contracts | Prepaid expenses and other current assets | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative assets	998	710
Foreign currency forward contracts | Prepaid expenses and other current assets | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative assets	0	102
Foreign currency forward contracts | Accrued expenses and other current liabilities | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative liabilities	355	16
Foreign currency forward contracts | Accrued expenses and other current liabilities | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative liabilities	$ 323	$ 116